Segmental analysis (Tables)	6 Months Ended
Jun. 30, 2020
Segmental analysis
Schedule of operating segments

		Other	Total
		income,	income,
	Net	net of	net of	Profit		Inter-
	interest	insurance	insurance	(loss)	External	segment
	income	claims	claims	before tax	revenue	revenue
Half-year to 30 June 2020	£m	£m	£m	£m	£m	£m

Underlying basis
Retail	4,233	919	5,152	212	6,027	(875)
Commercial Banking	1,222	658	1,880	(668)	1,633	247
Insurance and Wealth	14	853	867	379	857	10
Other	9	31	40	(204)	(578)	618
Group	5,478	2,461	7,939	(281)	7,939	—
Reconciling items:
Insurance grossing adjustment	1,132	(1,018)	114	–
Market volatility and asset sales	52	(75)	(23)	(43)
Amortisation of purchased intangibles	–	–	–	(34)
Restructuring costs	–	(37)	(37)	(133)
Fair value unwind and other items	(106)	8	(98)	(111)
Group – statutory	6,556	1,339	7,895	(602)

		Other	Total
		income,	income,
	Net	net of	net of	Profit		Inter-
	interest	insurance	insurance	(loss)	External	segment
	income	claims	claims	before tax	revenue	revenue
Half-year to 30 June 2019[1]	£m	£m	£m	£m	£m	£m

Underlying basis
Retail	4,561	1,009	5,570	2,177	6,514	(944)
Commercial Banking	1,449	731	2,180	982	1,861	319
Insurance and Wealth	40	1,183	1,223	659	1,152	71
Other	95	227	322	376	(232)	554
Group	6,145	3,150	9,295	4,194	9,295	—
Reconciling items:
Insurance grossing adjustment	(1,303)	1,418	115	—
Market volatility and asset sales	(87)	(22)	(109)	(296)
Amortisation of purchased intangibles	—	—	—	(34)
Restructuring costs	—	(48)	(48)	(182)
Fair value unwind and other items	(116)	(6)	(122)	(135)
Payment protection insurance provision	—	—	—	(650)
Group – statutory	4,639	4,492	9,131	2,897
[1]	Restated, see page 61.

		Other	Total
		income,	income,
	Net	net of	net of	Profit		Inter-
	interest	insurance	insurance	(loss)	External	segment
	income	claims	claims	before tax	revenue	revenue
Half-year to 31 December 2019[1]	£m	£m	£m	£m	£m	£m

Underlying basis
Retail	4,623	1,010	5,633	2,036	6,622	(989)
Commercial Banking	1,443	686	2,129	772	1,647	482
Insurance and Wealth	37	838	875	407	774	101
Other	129	48	177	122	(229)	406
Group	6,232	2,582	8,814	3,337	8,814	—
Reconciling items:
Insurance grossing adjustment	(515)	603	88	—
Market volatility and asset sales	(63)	551	488	422
Amortisation of purchased intangibles	—	—	—	(34)
Restructuring costs	—	(40)	(40)	(289)
Fair value unwind and other items	(113)	(9)	(122)	(140)
Payment protection insurance provision	—	—	—	(1,800)
Group – statutory	5,541	3,687	9,228	1,496
[1]	Restated, see page 61.

Schedule of reconciliation of underlying basis to statutory results

	Segment external		Segment customer		Segment external
	assets		deposits		liabilities
	At 30 June	At 31 Dec	At 30 June	At 31 Dec	At 30 June	At 31 Dec
	2020	20191	2020	20191	2020	20191
	£m	£m	£m	£m	£m	£m
Retail	349,035	350,850	272,217	253,128	278,964	261,036
Commercial Banking	153,759	144,795	154,481	144,050	198,407	182,318
Insurance and Wealth	171,639	175,869	13,511	13,677	178,562	182,333
Other	198,561	162,379	13,237	10,465	168,199	160,400
Total Group	872,994	833,893	453,446	421,320	824,132	786,087
[1]	Restated, see page 61.